Fair Value Measurements (Details) - Schedule of Financial Liabilities that are Measured at Level 3 within the Fair Value Hierarchy - Fair Value, Inputs, Level 3 [Member] $ in Thousands	9 Months Ended
Dec. 31, 2023 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning	$ 4,767
Change in fair value of bifurcated embedded derivatives, reported in earnings	7,603
Reclassification of warrant liability to equity	(9,116)
Conversion of bifurcated embedded derivative into common stock	(3,254)
Balance ending